                                                      -------------------------
                                                             OMB APPROVAL
                                                      -------------------------
                                                       OMB Number: 3235-0006
                                                       Expires: August 31, 2012
                                                       Estimated average burden
                                                       hours per response 23.5
                                                      -------------------------

================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September  30, 2011

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stonerise Capital Management, LLC
Address:   44 Montgomery Street, Suite 2000
           San Francisco, CA 94104

Form 13F File Number:  28 - 14117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John C. Walker
Title: Managing Member
Phone: (415) 772-1907

Signature, Place, and Date of Signing:

[/s/] John C. Walker    San Francisco, California    November 14, 2011
--------------------    -------------------------    -----------------
     [Signature]             [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           12
                                         -----------
Form 13F Information Table Value Total:  $   148,536
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5             COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                VALUE   SHRS OR    SH/      PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER           CLASS        CUSIP   (X$1000)  PRN AMT    PRN      CALL   DISCRETION MANAGER    SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.      Com         018581108    20857    225000 SH                Sole                 225000
Akamai Technologies Inc.         Com         00971T101     8749    440077 SH                Sole                 440077
Cadence Design System Inc.       Com         127387108    15685   1697562 SH                Sole                1697562
Capella Education Co.            Com         139594105     6689    235683 SH                Sole                 235683
Cash Store Finl Svcs Inc.        Com         14756F103     9907   1171323 SH                Sole                1171323
Coinstar Inc.                    Com         19259P300    18200    455000 SH                Sole                 455000
Electronics for Imaging          Com         286082102     4590    340773 SH                Sole                 340773
Equinix Inc.                     Com         29444U502    17402    195900 SH                Sole                 195900
GSI Group, Inc.                  Com         36191C205     3072    400000 SH                Sole                 400000
Quinstreet Inc.                  Com         74874Q100    17326   1674000 SH                Sole                1674000
Teletech Holdings Inc.           Com         879939106     9144    600000 SH                Sole                 600000
Valassis Communications, Inc.    Com         918866104    16915    902598 SH                Sole                 902598

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5             COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                VALUE   SHRS OR    SH/      PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER           CLASS        CUSIP   (X$1000)  PRN AMT    PRN      CALL   DISCRETION MANAGER    SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------


                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5             COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                VALUE   SHRS OR    SH/      PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER           CLASS        CUSIP   (X$1000)  PRN AMT    PRN      CALL   DISCRETION MANAGER    SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------


                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5             COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                VALUE   SHRS OR    SH/      PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER           CLASS        CUSIP   (X$1000)  PRN AMT    PRN      CALL   DISCRETION MANAGER    SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
